RELATED PARTY TRANSACTIONS (Narrative) (Details) $ / shares in Units, $ / shares in Units, $ in Thousands		1 Months Ended				10 Months Ended	12 Months Ended
	Aug. 13, 2021 USD ($) $ / shares $ / USD_per_Unit shares	Aug. 31, 2021 shares	Jul. 31, 2021 shares	Jun. 30, 2021 shares	Feb. 24, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2022 CAD ($) Share shares	Dec. 31, 2022 USD ($) Share shares	Dec. 31, 2021 CAD ($) Share shares	Dec. 31, 2021 USD ($) Share	Dec. 31, 2020 CAD ($) Share $ / shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares
Disclosure of transactions between related parties [line items]
Proceeds from issuing shares							$ 14		$ 0		$ 22
RSUs [Member]
Disclosure of transactions between related parties [line items]
Number of RSUs granted | Share							30,531,000	30,531,000	43,380,000	43,380,000
Key Management Personnel Of Entity Or Parent [Member]
Disclosure of transactions between related parties [line items]
Limited recourse loans advanced to key management personnel							$ 5,600		$ 5,600
Interest rate							1.00%					1.00%
Cash interest received							$ 100		$ 100		$ 100
Key Management Personnel Of Entity Or Parent [Member] | RSUs [Member]
Disclosure of transactions between related parties [line items]
Number of RSUs granted | Share							14,900,000	14,900,000	19,500,000	19,500,000	0
Key Management Personnel Of Entity Or Parent [Member] | Stock Options [Member]
Disclosure of transactions between related parties [line items]
Number of share options granted | Share							0	0	0	0	600,000
Weighted average exercise price of share options granted | $ / shares											$ 0.5
Decarbonization Plus Acquisition Corporation IV [Member]
Disclosure of transactions between related parties [line items]
Cash interest received						$ 8,510		$ 4,681,802
Number of shares issued | shares							0		0			0	0
Shares price per share | $ / shares												$ 0.0001	$ 0.0001
Proceeds from exercise of warrants						12,737,500		0
Proceeds from note payable and advances from related party						$ 300,000		$ 3,545,674
Due to related party												$ 3,773,579	$ 283,657
Description of working capital loans							If any of the aforementioned parties makes any Working Capital Loans, up to $1,500,000 of such loans may be converted into warrants of the post-business combination entity at the price of $1.00 per warrant at the option of the lender.	If any of the aforementioned parties makes any Working Capital Loans, up to $1,500,000 of such loans may be converted into warrants of the post-business combination entity at the price of $1.00 per warrant at the option of the lender.
Decarbonization Plus Acquisition Corporation IV [Member] | Sponsor [Member]
Disclosure of transactions between related parties [line items]
Number of shares surrendered | shares			718,750
Number of shares forfeited | shares							1,031,250	1,031,250
Issued and outstanding, percentage							20.00%	20.00%
Number of warrants granted | shares	1,237,500
Proceeds from note payable and advances from related party					$ 300,000
Due to related party												$ 3,773,579	$ 283,657
Decarbonization Plus Acquisition Corporation IV [Member] | Private Placement Warrants [Member]
Disclosure of transactions between related parties [line items]
Number of warrants granted | shares	12,737,500
Warrants granted, price per warrant | $ / USD_per_Unit	1
Proceeds from exercise of warrants	$ 12,737,500
Exercise price of warrants granted | $ / shares	$ 11.5
Initial Public Offering to be held in the Trust Account	$ 319,410,000
Decarbonization Plus Acquisition Corporation IV [Member] | Founder Shares [Member]
Disclosure of transactions between related parties [line items]
Number of shares issued | shares		207,755
Number of shares surrendered | shares			718,750
Description of terms of shares reserved							(A) one year after the completion of the Initial Business Combination or (B) subsequent to the Initial Business Combination, (x) if the last sale price of the Company's Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in the Company's shareholder having the right to exchange their ordinary shares for cash, securities or other property.	(A) one year after the completion of the Initial Business Combination or (B) subsequent to the Initial Business Combination, (x) if the last sale price of the Company's Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in the Company's shareholder having the right to exchange their ordinary shares for cash, securities or other property.
Decarbonization Plus Acquisition Corporation IV [Member] | Founder Shares [Member] | Sponsor [Member]
Disclosure of transactions between related parties [line items]
Number of shares issued | shares					10,062,500
Proceeds from issuing shares					$ 25,000
Share issued price per share | $ / shares					$ 0.002
Number of shares forfeited | shares		207,755
Decarbonization Plus Acquisition Corporation IV [Member] | Founder Shares [Member] | Over-allotment Option [Member] | Sponsor [Member]
Disclosure of transactions between related parties [line items]
Number of shares forfeited | shares							1,031,250	1,031,250
Issued and outstanding, percentage							20.00%	20.00%
Decarbonization Plus Acquisition Corporation IV [Member] | Class B Ordinary Shares [Member]
Disclosure of transactions between related parties [line items]
Number of shares issued | shares							7,906,250		7,906,250			7,906,250	7,906,250
Shares price per share | $ / shares												$ 0.0001	$ 0.0001
Decarbonization Plus Acquisition Corporation IV [Member] | Class B Ordinary Shares [Member] | Sponsor [Member]
Disclosure of transactions between related parties [line items]
Number of shares surrendered | shares				1,437,500
Decarbonization Plus Acquisition Corporation IV [Member] | Administrative Support Agreement [Member]
Disclosure of transactions between related parties [line items]
Monthly rental expense								$ 10,000
Rental expense								$ 123,550		$ 50,000
Rent payable												$ 173,550	$ 50,000